Deferred Tax	12 Months Ended
Sep. 30, 2021
Deferred Tax
Deferred Tax

20.    Deferred Tax

	2021	2020	2019
	$	$	$
At the beginning of the period	—	550,718	—
Movement in the year recognised in profit or loss	—	(568,534)	567,632
Foreign exchange on translation	—	(17,816)	(16,914)
At the end of the year	—	—	550,718
The deferred tax liability/(asset) is made up as follows:
Intangible asset timing differences	4,685,158	1,581,987	—
Unrelieved tax losses	(4,685,158)	(1,581,987)	—
	—	—	—